HUNTER SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2023

Shares		Fair Value
	COMMON STOCKS — 88.1%
	APPAREL & TEXTILE PRODUCTS - 0.8%
2,000	Columbia Sportswear Company	$ 167,080

	ASSET MANAGEMENT - 1.2%
4,515	Cohen & Steers, Inc.	271,171

	AUTOMOTIVE - 0.9%
7,225	Gentex Corporation	199,338

	BANKING - 11.9%
2,625	Bank of Hawaii Corporation	127,129
14,932	Columbia Banking System, Inc.	318,948
8,650	First Community Corporation	183,640
10,210	Hancock Whitney Corporation	372,868
4,000	OceanFirst Financial Corporation	64,000
28,628	Old Second Bancorp, Inc.	351,838
4,925	Pinnacle Financial Partners, Inc.	267,083
6,393	Prosperity Bancshares, Inc.	400,329
6,260	SouthState Corporation	431,814
2,123	Wintrust Financial Corporation	145,150
		2,662,799
	COMMERCIAL SUPPORT SERVICES - 2.2%
5,590	AMN Healthcare Services, Inc.(a)	482,697

	CONSTRUCTION MATERIALS - 1.5%
2,725	Simpson Manufacturing Company, Inc.	342,751

	CONTAINERS & PACKAGING - 3.6%
32,028	Graphic Packaging Holding Company	789,810

HUNTER SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023

Shares		Fair Value
	COMMON STOCKS — 88.1% (Continued)
	ELECTRIC UTILITIES - 3.6%
12,296	Black Hills Corporation	$ 802,806

	ELECTRICAL EQUIPMENT - 4.9%
2,517	Generac Holdings, Inc.(a)	257,288
1,890	Littelfuse, Inc.	457,833
6,437	National Instruments Corporation	374,826
		1,089,947
	FOOD - 4.1%
8,650	John B Sanfilippo & Son, Inc.	899,168

	HOME CONSTRUCTION - 2.1%
2,845	Armstrong World Industries, Inc.	195,338
908	Cavco Industries, Inc.(a)	272,599
		467,937
	INSTITUTIONAL FINANCIAL SERVICES - 0.8%
5,475	Lazard Ltd., Class A	171,368

	INSURANCE - 5.5%
9,634	Axis Capital Holdings Ltd.	544,706
5,674	Hanover Insurance Group, Inc. (The)	678,383
		1,223,089
	INTERNET MEDIA & SERVICES - 0.6%
1,840	Shutterstock, Inc.	123,280

	MACHINERY - 1.5%
5,805	Esab Corporation	338,780

	MEDICAL EQUIPMENT & DEVICES - 3.3%
19,045	Envista Holdings Corporation(a)	733,042

	METALS & MINING - 2.9%
4,165	Encore Wire Corporation	651,114

HUNTER SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023

Shares		Fair Value
	COMMON STOCKS — 88.1% (Continued)
	OFFICE REIT - 3.2%
33,437	Equity Commonwealth	$ 692,815

	OIL & GAS PRODUCERS - 3.2%
33,280	Magnolia Oil & Gas Corporation, Class A	702,874

	REAL ESTATE SERVICES - 2.1%
14,887	Marcus & Millichap, Inc.	468,494

	RESIDENTIAL REIT - 4.4%
29,262	Independence Realty Trust, Inc.	487,212
32,716	UMH Properties, Inc.	497,283
		984,495
	RETAIL - DISCRETIONARY - 3.7%
5,747	BlueLinx Holdings, Inc.(a)	402,635
5,778	Boot Barn Holdings, Inc.(a)	418,732
		821,367
	SELF-STORAGE REIT - 2.0%
11,458	National Storage Affiliates Trust	441,706

	SEMICONDUCTORS - 5.6%
16,452	Coherent Corporation(a)	561,671
6,677	Onto Innovation, Inc.(a)	540,703
7,050	Vishay Intertechnology, Inc.	150,095
		1,252,469
	SOFTWARE - 5.8%
16,919	Avid Technology, Inc.(a)	499,280
10,700	Omnicell, Inc.(a)	650,239
1,722	Ziff Davis, Inc.(a)	125,947
		1,275,466
	SPECIALTY REIT - 1.8%
24,725	Gladstone Land Corporation	398,320

	TECHNOLOGY SERVICES - 2.2%
12,724	John Wiley & Sons, Inc., Class A	490,765

HUNTER SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023

Shares		Fair Value
COMMON STOCKS — 88.1% (Continued)
TRANSPORTATION & LOGISTICS - 2.7%
6,850	Grupo Aeroportuario del Centro Norte S.A.B. de - ADR	$ 599,238

	TOTAL COMMON STOCKS (Cost $20,060,802)	19,544,186

SHORT-TERM INVESTMENT — 13.0%
MONEY MARKET FUND - 13.0%
2,887,647	First American Treasury Obligations Fund, Class X, 4.76% (Cost $2,887,647)(b)	2,887,647

	TOTAL INVESTMENTS - 101.1% (Cost $22,948,449)	$ 22,431,833
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.1)%	(254,896)
	NET ASSETS - 100.0%	$ 22,176,937

ADR - American Depositary Receipt LTD - Limited Company REIT - Real Estate Investment Tryst

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of April 30, 2023.